Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Institutional Class
Trading Symbol	CBLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.86%
[1]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 1,556,477,853
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 4,912,103
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,556,477,853
Number of Holdings	200
Net Advisory Fee	$4,912,103
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
First American Government Obligations Fund	2.9%
CMG Media Corp.	2.8%
Compass Group Diversified Holdings LLC	2.4%
Marelli Holdings Co., Ltd.	2.4%
HCA, Inc.	2.3%
Oracle Corp.	2.3%
GrubHub Holdings, Inc.	2.2%
BX Trust	2.2%
Arch Investment Partners LLC	2.1%

Security Type	(%)
Corporate Bonds	50.5%
Bank Loans	12.2%
Special Purpose Acquisition Companies (SPACs)	11.9%
Money Market Funds	8.2%
Commercial Paper	7.0%
Convertible Bonds	3.4%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.4%
U.S. Treasury Securities	1.8%
Cash & Other	-0.6%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Low Duration High Income Fund
Class Name	Retail Class
Trading Symbol	CBLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Low Duration High Income Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/low-duration-high-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$55	1.10%
[2]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 1,556,477,853
Holdings Count | $ / shares	200
Advisory Fees Paid, Amount	$ 4,912,103
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,556,477,853
Number of Holdings	200
Net Advisory Fee	$4,912,103
Portfolio Turnover	41%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.3%
First American Government Obligations Fund	2.9%
CMG Media Corp.	2.8%
Compass Group Diversified Holdings LLC	2.4%
Marelli Holdings Co., Ltd.	2.4%
HCA, Inc.	2.3%
Oracle Corp.	2.3%
GrubHub Holdings, Inc.	2.2%
BX Trust	2.2%
Arch Investment Partners LLC	2.1%

Security Type	(%)
Corporate Bonds	50.5%
Bank Loans	12.2%
Special Purpose Acquisition Companies (SPACs)	11.9%
Money Market Funds	8.2%
Commercial Paper	7.0%
Convertible Bonds	3.4%
Mortgage-Backed Securities	3.2%
Asset-Backed Securities	2.4%
U.S. Treasury Securities	1.8%
Cash & Other	-0.6%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/low-duration-high-income-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Nordic High Income Bond Fund
Class Name	Institutional Class
Trading Symbol	NRDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Nordic High Income Bond Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/nordic-high-income-bond-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%
[3]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 87,511,867
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 189,375
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$87,511,867
Number of Holdings	81
Net Advisory Fee	$189,375
Portfolio Turnover	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2026)

Top 10 Issuers	(%)
Norway Government Bond	6.4%
First American Treasury Obligations Fund	5.8%
First American Government Obligations Fund	5.8%
Statnett SF	2.3%
Tier Mobility SE	2.2%
Specac International Ltd.	2.2%
Stockwik Forvaltning AB	2.1%
CCIT Holdings AS	2.0%
Geveko AB	2.0%
Eidsiva Energi AS	1.9%

Security Type	(%)
Corporate Bonds	74.0%
Money Market Funds	11.5%
Foreign Government Debt Obligations	6.4%
Bank Loans	2.1%
Forwards	0.3%
Cash & Other	5.7%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/nordic-high-income-bond-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Responsible Credit Fund
Class Name	Institutional Class
Trading Symbol	CBRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Responsible Credit Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/responsible-credit-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/responsible-credit-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.85%
[4]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 44,681,093
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 68,409
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$44,681,093
Number of Holdings	79
Net Advisory Fee	$68,409
Portfolio Turnover	42%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.6%
Kodiak Gas Services LLC	3.7%
Oracle Corp.	3.1%
Dell International LLC	3.1%
Formycon AG	3.0%
Magle Chemoswed Holding AB	2.6%
Stockwik Forvaltning AB	2.5%
Nexus Newco BV	2.4%
GrubHub Holdings, Inc.	2.4%
Live Oak Acquisition Corp. V	2.3%

Security Type	(%)
Corporate Bonds	62.2%
Special Purpose Acquisition Companies (SPACs)	12.0%
Commercial Paper	8.9%
Money Market Funds	7.0%
Bank Loans	5.2%
Convertible Bonds	1.9%
Preferred Stocks	1.8%
Common Stocks	1.2%
Real Estate Investment Trusts - Preferred	0.3%
Cash & Other	-0.5%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/responsible-credit-fund
CrossingBridge Ultra-Short Duration ETF
Shareholder Report [Line Items]
Fund Name	CrossingBridge Ultra-Short Duration ETF
Class Name	CrossingBridge Ultra-Short Duration ETF
Trading Symbol	CUSD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-etf. You can also request this information by contacting us at 1-888-898-2780.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/ultra-short-duration-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CrossingBridge Ultra-Short Duration ETF	$40	0.80%
[5]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Material Change Date	Oct. 01, 2025
Net Assets	$ 11,382,500
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 71,543
Investment Company Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,382,500
Number of Holdings	37
Net Advisory Fee	$71,543
Portfolio Turnover	158%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
Mercer Park Opportunities Corp.	12.2%
Quetta Acquisition Corp.	7.3%
First American Treasury Obligations Fund	6.5%
Silverbox Corp. IV	4.5%
DT Cloud Star Acquisition Corp.	4.5%
Apex Treasury Corp.	4.4%
General Purpose Acquisition Corp.	4.4%
Flag Ship Acquisition Corp.	4.3%
Eureka Acquisition Corp.	4.3%
Cantor Equity Partners III, Inc.	4.1%

Security Type	(%)
Special Purpose Acquisition Companies (SPACs)	80.4%
Money Market Funds	8.7%
Corporate Bonds	6.6%
Commercial Paper	3.1%
Rights	0.1%
Warrants	0.0%*
Cash & Other	1.1%
[6]
Material Fund Change [Text Block]
How has the Fund changed?
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund’s prospectus at https://www.crossingbridgefunds.com/ultra-short-duration-etf. You can also request this information by contacting us at 1-888-898-2780.
Effective January 28, 2026, the Fund changed its name from the CrossingBridge Pre-Merger SPAC ETF to the CrossingBridge Ultra-Short Duration ETF. In connection with the name change, the Fund revised its principal investment strategies to invest primarily in fixed income securities — including bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) - while maintaining an average portfolio duration of 1.0 or less. The Fund also amended its investment objective from providing total returns consistent with preservation of  capital to seeking to offer a higher yield than cash instruments while maintaining a low duration.

Material Fund Change Objectives [Text Block]	The Fund also amended its investment objective from providing total returns consistent with preservation of capital to seeking to offer a higher yield than cash instruments while maintaining a low duration.
Material Fund Change Strategies [Text Block]	In connection with the name change, the Fund revised its principal investment strategies to invest primarily in fixed income securities — including bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) - while maintaining an average portfolio duration of 1.0 or less.
Summary of Change Legend [Text Block]	Effective January 28, 2026, the Fund changed its name from the CrossingBridge Pre-Merger SPAC ETF to the CrossingBridge Ultra-Short Duration ETF. In connection with the name change, the Fund revised its principal investment strategies to invest primarily in fixed income securities — including bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) - while maintaining an average portfolio duration of 1.0 or less. The Fund also amended its investment objective from providing total returns consistent with preservation of capital to seeking to offer a higher yield than cash instruments while maintaining a low duration.
Updated Prospectus Phone Number	1-888-898-2780
Updated Prospectus Web Address	https://www.crossingbridgefunds.com/ultra-short-duration-etf
Institutional Class
Shareholder Report [Line Items]
Fund Name	CrossingBridge Ultra-Short Duration Fund
Class Name	Institutional Class
Trading Symbol	CBUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CrossingBridge Ultra-Short Duration Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/ultra-short-duration-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/ultra-short-duration-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$47	0.94%
[7]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
Net Assets	$ 364,654,524
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 1,207,450
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$364,654,524
Number of Holdings	103
Net Advisory Fee	$1,207,450
Portfolio Turnover	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	5.5%
CR Landco Austin, LLC	3.3%
Confluent, Inc.	3.2%
BX Trust	3.1%
HCA, Inc.	2.9%
Oracle Corp.	2.8%
Jabil, Inc.	2.8%
Marelli Holdings Co., Ltd.	2.8%
Crown Castle, Inc.	2.3%
EIDP, Inc.	2.3%

Security Type	(%)
Corporate Bonds	58.8%
Bank Loans	9.0%
Commercial Paper	6.7%
Special Purpose Acquisition Companies (SPACs)	6.7%
Mortgage-Backed Securities	6.2%
Money Market Funds	6.0%
Convertible Bonds	3.4%
Municipal Bonds	2.3%
Asset-Backed Securities	2.0%
Cash & Other	-1.1%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/ultra-short-duration-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Institutional Class
Trading Symbol	RSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$58	1.16%
[8]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 597,808,650
Holdings Count | $ / shares	145
Advisory Fees Paid, Amount	$ 1,972,825
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$597,808,650
Number of Holdings	145
Net Advisory Fee	$1,972,825
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.9%
Forum Energy Technologies, Inc.	2.9%
CMG Media Corp.	2.8%
Oracle Corp.	2.6%
Canopy Growth Corp.	2.5%
888 Acquisitions Ltd.	2.4%
Compass Group Diversified Holdings LLC	2.4%
GrubHub Holdings, Inc.	2.2%
Trulieve Cannabis Corp.	2.1%
TPC Group, Inc.	2.1%

Security Type	(%)
Corporate Bonds	50.8%
Bank Loans	11.8%
Commercial Paper	9.6%
Special Purpose Acquisition Companies (SPACs)	8.4%
Money Market Funds	6.2%
Common Stocks	3.4%
Preferred Stocks	2.0%
U.S. Treasury Securities	2.0%
Convertible Bonds	1.5%
Cash & Other	4.3%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Retail Class
Shareholder Report [Line Items]
Fund Name	Riverpark Strategic Income Fund
Class Name	Retail Class
Trading Symbol	RSIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Riverpark Strategic Income Fund (the “Fund”) for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.crossingbridgefunds.com/riverpark-strategic-income-fund. You can also request this information by contacting us at 1-888-898-2780.
Additional Information Phone Number	1-888-898-2780
Additional Information Website	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Retail Class	$71	1.41%
[9]
Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.41%
Net Assets	$ 597,808,650
Holdings Count | $ / shares	145
Advisory Fees Paid, Amount	$ 1,972,825
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$597,808,650
Number of Holdings	145
Net Advisory Fee	$1,972,825
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top 10 Issuers	(%)
First American Treasury Obligations Fund	4.9%
Forum Energy Technologies, Inc.	2.9%
CMG Media Corp.	2.8%
Oracle Corp.	2.6%
Canopy Growth Corp.	2.5%
888 Acquisitions Ltd.	2.4%
Compass Group Diversified Holdings LLC	2.4%
GrubHub Holdings, Inc.	2.2%
Trulieve Cannabis Corp.	2.1%
TPC Group, Inc.	2.1%

Security Type	(%)
Corporate Bonds	50.8%
Bank Loans	11.8%
Commercial Paper	9.6%
Special Purpose Acquisition Companies (SPACs)	8.4%
Money Market Funds	6.2%
Common Stocks	3.4%
Preferred Stocks	2.0%
U.S. Treasury Securities	2.0%
Convertible Bonds	1.5%
Cash & Other	4.3%

Updated Prospectus Web Address	https://www.crossingbridgefunds.com/riverpark-strategic-income-fund

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Represents less than 0.05% of net assets.

[7]
*	Annualized

[8]
*	Annualized

[9]
*	Annualized